Commitments and Contingencies (Details) $ / shares in Units, $ in Millions	1 Months Ended
Dec. 31, 2020 USD ($) $ / shares
Commitments and Contingencies.
Deferred fee per unit | $ / shares	$ 0.20
Deferred underwriting fee payable	$ 6.0
Aggregate deferred underwriting fee payable	$ 6.9
Underwriting cash discount per unit | $ / shares	$ 0.35
Underwriter cash discount	$ 10.5
Aggregate underwriter cash discount	$ 12.1